VESSELS AND EQUIPMENT, NET (Table)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance as of December 31, 2019	2,706,794	(366,041)	2,340,753
Additions	31,531	—	31,531
Disposals	—	—	—
Impairment loss on vessels	(721)	—	(721)
Transfers to held for sale	(11,499)	1,996	(9,503)
Depreciation	—	(94,374)	(94,374)
Balance as of December 31, 2020	2,726,105	(458,419)	2,267,686
Additions Vessel Acquisitions	640,991	—	640,991
Additions BWTS	2,911	—	2,911
Disposals	(18,746)	4,103	(14,643)
Transfer from newbuildings	116,446	—	116,446
Transfer to held for sale	(27,635)	7,506	(20,129)
Impairment loss	(4,187)	—	(4,187)
Depreciation	—	(108,754)	(108,754)
Balance as of December 31, 2021	3,435,885	(555,564)	2,880,321